UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05502
Comstock Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: April 30
Date of reporting period: October 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.
Comstock Capital Value Fund
Semi-Annual Report
October 31, 2009
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the financial statements and the investment portfolio as of October 31, 2009.
Sincerely yours,
Bruce N. Alpert
Chief Operating Officer
Gabelli Funds, LLC
December 18, 2009

Average Annual Total Returns
For the Periods Ended October 31, 2009† (Unaudited)

	Calendar	One	Five	Ten	Since Policy	Since Fund’s
Comstock Capital Value Fund	Year to Date	Year	Years	Years	Inception (a)	Inception (10/10/85)

Class AAA (COMVX)††	(24.85)%	(21.24)%	(2.40)%	(0.27)%	(2.17)%	(0.14)%

Class A (DRCVX)
Without sales charge	(24.77)	(21.05)	(2.35)	(0.25)	(2.16)	(0.13)
With sales charge (b)	(29.10)	(25.59)	(3.50)	(0.84)	(2.42)	(0.37)

Class B (DCVBX)
Without contingent deferred sales charge	(25.39)	(21.75)	(3.14)	(1.04)	(2.73)	(0.67)
With contingent deferred sales charge (c)	(28.37)	(24.88)	(3.50)	(1.04)	(2.73)	(0.67)

Class C (CPCCX)
Without contingent deferred sales charge	(25.41)	(21.84)	(3.06)	(1.01)	(2.70)	(0.64)
With contingent deferred sales charge (d)	(26.15)	(22.62)	(3.06)	(1.01)	(2.70)	(0.64)

Class R (CPCRX)	(24.70)	(20.85)	(2.03)	(0.01)	(1.98)	0.04

S&P 500 Index (e)	17.06	9.80	0.33	(0.95)	8.30	10.06 (f)
In the current prospectus, the expense ratios for Comstock Capital Value Fund Class AAA, A, B, C, and R Shares are 2.22%, 2.22%, 2.97%, 2.97%, and 1.97%, respectively. Class AAA and R Shares do not have a sales charge. The maximum sales charges for Class A, B, and C Shares are 5.75%, 4.00%, and 1.00%, respectively. Expense ratios include the cost of dividends paid on securities sold short of 0.35%, 0.34%, 0.36%, 0.35%, and 0.39% for Share Classes AAA, A, B, C, and R, respectively.

(a)	On 4/28/87, Comstock Partners, Inc., the Comstock Capital Value Fund’s previous investment adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC).The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)	The S&P 500 Index is an unmanaged broad based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors. You cannot invest directly in an index.

(f)	Since 9/30/85, the date closest to the Fund’s inception date for which data is available.

†	Past performance does not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. The Comstock Capital Value Fund utilizes short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

††	The Class A Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008. The actual performance of the Class AAA Shares would have been higher due to the sales charge associated with the Class A Shares.

Comstock Capital Value Fund Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from May 1, 2009 through October 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	05/01/09	10/31/09	Ratio	Period*

Comstock Capital Value Fund

Actual Fund Return
Class AAA	$1,000.00	$792.30	2.34%	$10.57
Class A	$1,000.00	$793.00	2.34%	$10.58
Class B	$1,000.00	$787.60	3.09%	$13.92
Class C	$1,000.00	$789.70	3.09%	$13.94
Class R	$1,000.00	$796.20	2.08%	$9.42

Hypothetical 5% Return
Class AAA	$1,000.00	$1,013.41	2.34%	$11.88
Class A	$1,000.00	$1,013.41	2.34%	$11.88
Class B	$1,000.00	$1,009.63	3.09%	$15.65
Class C	$1,000.00	$1,009.63	3.09%	$15.65
Class R	$1,000.00	$1,014.72	2.08%	$10.56

*	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of October 31, 2009:

Percent
Long Positions
U.S. Treasury Bills	83.1
Put Options Purchased	4.1
Other Assets and Liabilities (Net)	28.8

Short Positions
Retail	(3.1)
Computer Software and Services	(2.0)
Financial Services	(1.7)
Real Estate Investment Trusts	(1.6)
Business Services	(1.2)
Restaurants	(1.2)
Telecommunications	(1.1)
Metals and Mining	(1.1)
Electronics	(0.8)
Automotive	(0.8)
Media	(0.8)
Entertainment	(0.6)
Futures Contracts	(0.0)

100.0

The Comstock Capital Value Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended July 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with the Fund’s complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund
Schedule of Investments — October 31, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
U.S. GOVERNMENT OBLIGATIONS — 83.1%
$89,054,000	U.S. Treasury Bills, 0.041% to 0.294%†, 11/12/09 to 04/29/10 (a)(b)	$89,032,047	$89,038,966

Number of		Expiration Date/
Contracts		Exercise Price
PUT OPTIONS PURCHASED†† — 4.1%
400	American International Group Inc.	Feb. 10/35	280,000
225	S & P 500 Index	Dec. 09/650	13,500
200	S & P 500 Index	Dec. 09/800	68,000
250	S & P 500 Index	Dec. 09/825	87,500
220	S & P 500 Index	Mar. 10/800	279,400
145	S & P 500 Index	Mar. 10/900	391,500
80	S & P 500 index	Mar. 10/975	355,200
250	S & P 500 Index	Jun. 10/900	1,058,750
220	S & P 500 index	Jun. 10/925	1,078,000
130	S & P 500 index	Jun. 10/975	829,400

TOTAL PUT OPTIONS PURCHASED (Cost $10,052,974)			4,441,250

TOTAL INVESTMENTS — 87.2% (Cost $99,085,021)			93,480,216

COMMON STOCKS SOLD SHORT — (16.0)% (Proceeds received $17,400,518)			(17,175,523)
FUTURES CONTRACTS — SHORT POSITION — 0.0% (Unrealized appreciation)			42,021
Other Assets and Liabilities (Net) — 28.8%			30,816,218

NET ASSETS — 100.0%			$107,162,932

			Market
Shares		Proceeds	Value
COMMON STOCKS SOLD SHORT — (16.0)%
	Automotive — (0.8)%
26,000	Navistar International Corp.	$881,492	$861,640

	Business Services — (1.2)%
18,000	Alliance Data Systems Corp.	1,017,442	989,640
5,600	United Parcel Service Inc., Cl. B	396,721	300,608

		1,414,163	1,290,248

	Computer Software and Services — (2.0)%
36,000	Akamai Technologies Inc.	690,664	792,000
25,000	Intuit Inc.	690,082	726,750
26,000	Synaptics Inc.	693,787	585,000

		2,074,533	2,103,750

	Electronics — (0.8)%
36,000	Microchip Technology Inc.	893,724	862,560

	Entertainment — (0.6)%
25,000	Penn National Gaming Inc.	685,167	628,250

	Financial Services — (1.7)%
16,000	BOK Financial Corp.	564,107	687,520
22,000	Hudson City Bancorp Inc.	391,443	289,080
14,000	Raymond James Financial Inc.	395,536	330,540
12,000	Westamerica Bancorp.	564,442	573,600

		1,915,528	1,880,740

	Media — (0.8)%
29,000	The McGraw-Hill Companies Inc.	699,903	834,620

	Metals and Mining — (1.1)%
55,000	Alcoa Inc.	630,350	683,100
15,000	United States Steel Corp.	623,988	517,350

		1,254,338	1,200,450

	Real Estate Investment Trusts — (1.6)%
36,000	AMB Property Corp.	623,317	791,280
30,000	Liberty Property Trust	865,625	881,100
140	Simon Property Group Inc.	7,416	9,505

		1,496,358	1,681,885

	Restaurants — (1.2)%
18,000	Buffalo Wild Wings Inc.	581,171	738,180
18,000	Darden Restaurants Inc.	594,613	545,580

		1,175,784	1,283,760

	Retail — (3.1)%
18,000	Advance Auto Parts Inc.	698,978	670,680
5,000	AutoZone Inc.	713,196	676,550
15,000	BJ’s Wholesale Club Inc.	484,191	525,450
19,000	O’Reilly Automotive Inc.	697,392	708,320
32,000	PetSmart Inc.	685,531	752,960

		3,279,288	3,333,960

	Telecommunications — (1.1)%
24,000	Nokia Oyj, ADR	728,125	302,640
22,000	QUALCOMM Inc.	902,115	911,020

		1,630,240	1,213,660

TOTAL COMMON STOCKS SOLD SHORT		$17,400,518	$17,175,523

Number of			Unrealized
Contracts		Expiration Date	Appreciation
FUTURES CONTRACTS — SHORT POSITION — (0.0)%
640	S & P 500 Index Futures (E-Mini)	12/18/09	$42,021

(a)	At October 31, 2009, $10,000,000 of the principal amount was pledged as collateral for securities sold short. $17,131,888 of the proceeds from common stocks sold short was also pledged as collateral.

(b)	At October 31, 2009, $4,000,000 of the principal amount was pledged as collateral for futures contracts.

†	Represents annualized yield at date of purchase.

††	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

Comstock Capital Value Fund
Statement of Assets and Liabilities
October 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $99,085,021)	$93,480,216
Cash	3,524
Deposit at brokers	743,437
Receivable for investments sold	17,393,102
Receivable for Fund shares sold	12,126,242
Variation margin receivable	919,640
Prepaid expenses	44,571

Total Assets	124,710,732

Liabilities:
Securities sold short (proceeds $17,400,518)	17,175,523
Payable for Fund shares redeemed	81,540
Dividends payable on securities sold short	12,102
Payable for investment advisory fees	77,716
Payable for distribution fees	30,609
Payable for accounting fees	3,875
Other accrued expenses	166,435

Total Liabilities	17,547,800

Net Assets applicable to 43,733,902 shares outstanding	$107,162,932

Net Assets Consist of:
Paid-in capital	$180,351,706
Net investment loss	(802,345)
Accumulated net realized loss on investments, securities sold short, and futures contracts	(67,048,640)
Net unrealized depreciation on investments	(5,604,805)
Net unrealized appreciation on securities sold short	224,995
Net unrealized appreciation on futures contracts	42,021

Net Assets	$107,162,932

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($473,022 ÷ 190,651 shares outstanding, at $0.001 par value; 125,000,000 shares authorized)	$2.48

Class A:
Net Asset Value and redemption price per share ($87,837,402 ÷ 35,320,629 shares outstanding, at $0.001 par value; 125,000,000 shares authorized)	$2.49

Maximum offering price per share (NAV ÷ .9425, based on maximum sales charge of 5.75% of the offering price)	$2.64

Class B:
Net Asset Value and offering price per share ($206,612 ÷ 85,682 shares outstanding, at $0.001 par value; 125,000,000 shares authorized)	$2.41 (a)

Class C:
Net Asset Value and offering price per share ($18,587,115 ÷ 8,113,389 shares outstanding, at $0.001 par value; 125,000,000 shares authorized)	$2.29 (a)

Class R:
Net Asset Value, offering, and redemption price per share ($58,781 ÷ 23,551 shares outstanding, at $0.001 par value; 125,000,000 shares authorized)	$2.50

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended October 31, 2009 (Unaudited)

Investment Income:
Dividends	$1,200
Interest	39,018

Total Investment Income	40,218

Expenses:
Investment advisory fees	338,957
Distribution fees — Class AAA	664
Distribution fees — Class A	64,856
Distribution fees — Class B	1,296
Distribution fees — Class C	75,056
Dividend expense on securities sold short	113,813
Shareholder services fees	74,913
Legal and audit fees	46,792
Shareholder communications expenses	28,509
Directors’ fees	26,956
Registration expenses	26,064
Accounting fees	22,500
Custodian fees	10,407
Interest expense	114
Miscellaneous expenses	11,666

Total Expenses	842,563

Net Investment Loss	(802,345)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts:
Net realized loss on investments	(3,598,935)
Net realized loss on securities sold short	(1,834,624)
Net realized loss on futures contracts	(5,997,220)

Net realized loss on investments, securities sold short, and futures contracts	(11,430,779)

Net change in unrealized appreciation/depreciation:
on investments	(2,271,057)
on securities sold short	(1,192,079)
on futures contracts	1,548,321

Net change in unrealized appreciation/ depreciation on investments, securities sold short, and futures contracts	(1,914,815)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts	(13,345,594)

Net Decrease in Net Assets Resulting from Operations	$(14,147,939)

See accompanying notes to financial statements.

Comstock Capital Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations:
Net investment loss	$(802,345)	$(1,014,456)
Net realized gain/(loss) on investments, securities sold short, and futures contracts	(11,430,779)	23,578,722
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(1,914,815)	(4,591,576)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,147,939)	17,972,690

Distributions to Shareholders:
Net investment income
Class AAA	—	(31)
Class A	—	(106,289)
Class R	—	(339)

Total Distributions to Shareholders	—	(106,659)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	140,134	591,574
Class A	72,794,291	83,853,181
Class B	9,883	74,857
Class C	10,779,603	14,527,137
Class R	75,557	177,888

	83,799,468	99,224,637

Proceeds from reinvestment of distributions
Class AAA	—	31
Class A	—	80,402
Class R	—	339

	—	80,772

Cost of shares redeemed
Class AAA	(101,001)	(3,622)
Class A	(32,505,063)	(68,006,036)
Class B	(142,903)	(1,011,333)
Class C	(4,959,576)	(14,434,616)
Class R	(137,169)	(62,813)

	(37,845,712)	(83,518,420)

Net Increase in Net Assets from Capital Stock Transactions	45,953,756	15,786,989

Redemption Fees	423	1,463

Net Increase in Net Assets	31,806,240	33,654,483

Net Assets:
Beginning of period	75,356,692	41,702,209

End of period (including undistributed net investment income of $0 and $0, respectively)	$107,162,932	$75,356,692

See accompanying notes to financial statements.

Comstock Capital Value Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total					Net Asset		Net Assets					Dividend
Period	Value,	Investment	Unrealized	from	Net				Value,		End of	Net				Expense on		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Investment		Operating		Securities		Turnover
April 30	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income (Loss)		Expenses(b)		Sold Short		Rate††
Class AAA
2010(c)	$3.13	$(0.03)	$(0.62)	$(0.65)	—	—	$0.00	(d)	$2.48	(20.77)%	$473	(2.22	)%(e)	2.34	%(e)	0.35	%(e)	667%
2009(f)	3.34	(0.03)	(0.17)	(0.20)	$(0.01)	$(0.01)	0.00	(d)	3.13	(5.96)	556	(2.11	)(e)	2.22	(e)(g)	0.65	(e)	440

Class A
2010(c)	$3.14	$(0.03)	$(0.62)	$(0.65)	—	—	$0.00	(d)	$2.49	(20.70)%	$87,837	(2.22)	%(e)	2.34	%(e)	0.34	%(e)	667%
2009	2.18	(0.04)	1.01	0.97	$(0.01)	$(0.01)	0.00	(d)	3.14	44.31	58,112	(1.45)		2.22	(g)	0.32		440
2008	2.12	0.05	0.07	0.12	(0.06)	(0.06)	0.00	(d)	2.18	5.73	29,169	2.12		2.24	(g)	0.24		0
2007	2.33	0.09	(0.22)	(0.13)	(0.08)	(0.08)	0.00	(d)	2.12	(5.49)	28,841	3.73		1.92	(g)	0.13		0
2006	2.91	0.05	(0.58)	(0.53)	(0.05)	(0.05)	0.00	(d)	2.33	(18.35)	32,873	2.08		2.20	(g)	0.25		0
2005	3.29	0.00 (d)	(0.38)	(0.38)	—	—	0.00	(d)	2.91	(11.55)	54,025	0.08		1.81		0.25		0

Class B
2010(c)	$3.06	$(0.04)	$(0.61)	$(0.65)	—	—	$0.00	(d)	$2.41	(21.24)%	$207	(3.10	)%(e)	3.09	%(e)	0.36	%(e)	667%
2009	2.13	(0.05)	0.98	0.93	—	—	0.00	(d)	3.06	43.66	403	(1.84)		2.97	(g)	0.38		440
2008	2.08	0.03	0.06	0.09	$(0.04)	$(0.04)	0.00	(d)	2.13	4.36	926	1.48		2.99	(g)	0.24		0
2007	2.27	0.07	(0.20)	(0.13)	(0.06)	(0.06)	0.00	(d)	2.08	(5.79)	1,518	2.96		2.67	(g)	0.14		0
2006	2.84	0.03	(0.57)	(0.54)	(0.03)	(0.03)	0.00	(d)	2.27	(19.02)	2,371	1.28		2.96	(g)	0.25		0
2005	3.24	(0.02)	(0.38)	(0.40)	—	—	0.00	(d)	2.84	(12.35)	5,397	(0.69)		2.56		0.25		0

Class C
2010(c)	$2.90	$(0.04)	$(0.57)	$(0.61)	—	—	$0.00	(d)	$2.29	(21.03)%	$18,587	(2.97	)%(e)	3.09	%(e)	0.35	%(e)	667%
2009	2.02	(0.06)	0.94	0.88	—	—	0.00	(d)	2.90	43.56	16,138	(2.07)		2.97	(g)	0.35		440
2008	1.98	0.03	0.05	0.08	$(0.04)	$(0.04)	0.00	(d)	2.02	4.32	11,587	1.32		2.99	(g)	0.24		0
2007	2.18	0.06	(0.19)	(0.13)	(0.07)	(0.07)	0.00	(d)	1.98	(6.00)	10,671	3.01		2.67	(g)	0.13		0
2006	2.72	0.03	(0.54)	(0.51)	(0.03)	(0.03)	0.00	(d)	2.18	(18.74)	7,737	1.32		2.95	(g)	0.25		0
2005	3.10	(0.02)	(0.36)	(0.38)	—	—	0.00	(d)	2.72	(12.26)	13,497	(0.67)		2.56		0.25		0

Class R
2010(c)	$3.14	$(0.03)	$(0.61)	$(0.64)	—	—	$0.00	(d)	$2.50	(20.38)%	$59	(1.97	)%(e)	2.08	%(e)	0.39	%(e)	667%
2009	2.18	(0.04)	1.01	0.97	$(0.01)	$(0.01)	0.00	(d)	3.14	44.56	148	(1.37)		1.97	(g)	0.31		440
2008	2.12	0.05	0.08	0.13	(0.07)	(0.07)	0.00	(d)	2.18	6.00	20	2.09		1.99	(g)	0.26		0
2007	2.33	0.09	(0.21)	(0.12)	(0.09)	(0.09)	0.00	(d)	2.12	(5.24)	5	3.89		1.64	(g)	0.16		0
2006	2.90	0.06	(0.58)	(0.52)	(0.05)	(0.05)	0.00	(d)	2.33	(17.90)	25	2.31		1.95	(g)	0.25		0
2005	3.28	0.01	(0.39)	(0.38)	—	—	0.00	(d)	2.90	(11.59)	51	0.31		1.58		0.25		0

†	Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the years ended April 30, 2009, 2008, 2007, 2006, and 2005, the effect of the custodian fee credits was minimal.

(c)	For the six months ended October 31, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class AAA Shares on December 8, 2008 through April 30, 2009.

(g)	The Fund incurred interest expense during the year ended April 30, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.23% (Class A), 2.98% (Class B and Class C), and 1.98% (Class R), respectively. For the six months ended October 31, 2009 and the years ended April 30, 2009, 2007, and 2006, the effect of interest expense was minimal. For the year ended April 30, 2005, there was no interest expense.
See accompanying notes to financial statements.

Comstock Capital Value Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Comstock Funds, Inc. (the “Company”), formerly known as Comstock Partners Funds, Inc. is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of October 31, 2009 is as follows:

		Investments in		Other Financial
	Investments in	Securities		Instruments
	Securities	(Market		(Unrealized
	(Market Value)	Value)		Appreciation)*
Valuation Inputs	Assets	Liabilities		Assets
Level 1 - Quoted Prices	$4,441,250	$(17,175,523	)(a)	$42,021
Level 2 - Other Significant Observable Inputs (b)	89,038,966	—		—

Total	$93,480,216	$(17,175,523)		$42,021

(a)	The industry classifications are detailed in the Schedule of Investments.

(b)	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.
There were no Level 3 investments held at April 30, 2009 or October 31, 2009.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
Current contract amounts are an indicator of the volume of the Fund’s derivative activities during the period.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased that were held at October 31, 2009 are reflected within the Schedule of Investments.
As of October 31, 2009, the value of put options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within Investments, at value.
For the six months ended October 31, 2009, the effect of put options purchased with equity risk exposure can be found in the Statement of Operations.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts that were held at October 31, 2009 are reflected within the Schedule of Investments.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
As of October 31, 2009, the value of futures contracts that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets: Variation margin receivable.
For the six months ended October 31, 2009, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At October 31, 2009, there were no open repurchase agreements.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short held at October 31, 2009 are reflected within the Schedule of Investments.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities would be included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to the current federal funds rate plus 0.50% of the overdrawn amount. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Income and capital gain distributions to shareholders, if any, are made annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended April 30, 2009 was as follows:

Distributions paid from:
Ordinary Income	$106,659

Total distributions paid	$106,659

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At April 30, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $60,461,071, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; and $4,484,299 is available through 2016.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments, proceeds from short sales, futures transactions, and the related unrealized appreciation/depreciation at October 31, 2009:

		Gross	Gross	Net Unrealized
	Cost	Unrealized	Unrealized	Appreciation/
	(Proceeds)	Appreciation	Depreciation	Depreciation
Investments	$99,087,483	$327,204	$(5,934,471)	$(5,607,267)
Short sales	17,400,518	1,154,094	(929,099)	224,995
Futures contracts	—	42,021	—	42,021

	$116,488,001	$1,523,319	$(6,863,570)	$(5,340,251)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered an affiliated person, an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares (other than Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended October 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $1,162,973 and $988,690, respectively.
6. Transactions with Affiliates. During the six months ended October 31, 2009, Gabelli & Company informed the Fund that it retained $58,335 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended October 31, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Capital Stock Transactions. The Fund offers five classes of shares — Class AAA, Class A, Class B, Class C, and Class R Shares. Class B Shares are not currently available for new purchases other than exchanges from Class B Shares of other Gabelli/GAMCO Funds. In addition, only the holders of Class AAA, Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class AAA, Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares are subject to a maximum front-end sales charge of 5.75% imposed at the time of purchase and in certain cases, contingent deferred sales charges (“CDSC”). Class B Shares are subject to a CDSC upon redemption within six years of purchase and automatically convert to Class A Shares approximately six years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans. Class AAA Shares were first issued on December 8, 2008 at an NAV of $3.34 per share.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended October 31, 2009 and the year ended April 30, 2009 amounted to $423 and $1,463, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009*
Class AAA
Shares sold	53,334	178,591
Shares issued upon reinvestment of distributions	—	10
Shares redeemed	(40,219)	(1,065)

Net increase	13,115	177,536

Class A
Shares sold	28,308,351	26,270,157
Shares issued upon reinvestment of distributions	—	24,072
Shares redeemed	(11,520,844)	(21,165,361)

Net increase	16,787,507	5,128,868

Class B
Shares sold	3,633	25,363
Shares redeemed	(49,700)	(327,622)

Net decrease	(46,067)	(302,259)

Class C
Shares sold	4,515,251	4,925,411
Shares redeemed	(1,962,398)	(5,090,253)

Net increase/(decrease)	2,552,853	(164,842)

Class R
Shares sold	26,371	56,223
Shares issued upon reinvestment of distributions	—	101
Shares redeemed	(49,818)	(18,604)

Net increase/(decrease)	(23,447)	37,720

*	From the commencement of offering Class AAA Shares on December 8, 2008.
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Comstock Capital Value Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

COMSTOCK CAPITAL VALUE FUND
ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
     In determining whether to approve the continuance of the Agreement, the Board considered the following information at a meeting on May 19, 2009:
     1) The nature, extent, and quality of services provided by the Adviser.
     The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.
     The Board Members also considered that the Adviser paid for all compensation of officers and Independent Board Members of the Fund and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
     The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.
     2) The performance of the Fund and the Adviser.
     The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one year average annual total return for the period ended March 31, 2009. The peer group considered by the Board Members was developed by Lipper and was comprised of other specialty diversity and dedicated short bias funds (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted

that the Fund’s performance was above the median for the one year, three year and five year periods and slightly below the median for the ten year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
     In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
     3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
     In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.
     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that, in some cases, the fees charged by the Adviser were the same, and in other cases lower, than the fees charged to the Fund.
     The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2008. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.
     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
     With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other factors.
     In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser did not use soft dollars for third party research in connection with its management of the Fund.
     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne

FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA

SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA

GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed

EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA

SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA

SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed

MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Comstock Capital Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

M. Bruce Adelberg	Anthony R. Pustorino
Consultant	Certified Public Accountant,
MBA Research Group	Professor Emeritus
Pace University
Anthony J. Colavita
President	Werner J. Roeder, MD
Anthony J. Colavita, P.C.	Medical Director
Lawrence Hospital
Vincent D. Enright
Former Senior Vice President	Henry G. Van der Eb, CFA
and Chief Financial Officer	Senior Vice President
KeySpan Corp.	GAMCO Investors, Inc.

Charles L. Minter
Former Chairman and
Chief Executive Officer
Comstock Partners, Inc.

Officers and Portfolio Managers

Bruce N. Alpert	Martin Weiner, CFA
Executive Vice President	Portfolio Manager
and Secretary	and President

Peter D. Goldstein	Charles L. Minter
Chief Compliance Officer	Portfolio Manager
and Director
Carolyn Matlin
Vice President	Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT09SR
Comstock Capital Value Fund
SEMI ANNUAL REPORT
OCTOBER 31, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 12/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 12/30/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 12/30/09

*	Print the name and title of each signing officer under his or her signature.